Income Taxes - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Beginning balance	$ 0
Increases related to current year tax positions	605
Increases related to prior year tax positions	402
Ending balance	$ 1,007